Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Brokerage and Investment Management Portfolio
May 31, 2023
BRO-NPRT1-0723
1.802157.119
Common Stocks - 99.8%
	Shares	Value ($)
Banks - 0.5%
Diversified Banks - 0.5%
Wells Fargo & Co.	77,000	3,065,370
Capital Markets - 96.0%
Asset Management & Custody Banks - 40.9%
Affiliated Managers Group, Inc.	39,100	5,438,419
Ameriprise Financial, Inc.	132,600	39,577,122
Ares Management Corp.	317,000	27,607,530
Artisan Partners Asset Management, Inc.	37,800	1,209,600
Avantax, Inc. (a)	17,500	370,300
Bank of New York Mellon Corp.	671,700	27,002,340
BlackRock, Inc. Class A	59,800	39,321,490
Blackstone, Inc. (b)	211,200	18,087,168
Blue Owl Capital, Inc. Class A (b)	759,200	7,781,800
Bridge Investment Group Holdings, Inc.	88,300	860,042
Carlyle Group LP (b)	353,200	9,681,212
Cohen & Steers, Inc.	17,428	948,257
Focus Financial Partners, Inc. Class A (a)	8,600	447,974
Franklin Resources, Inc. (b)	259,100	6,220,991
Invesco Ltd.	333,700	4,798,606
Janus Henderson Group PLC	124,900	3,282,372
KKR & Co. LP (b)	569,500	29,323,555
Northern Trust Corp.	98,100	7,055,352
P10, Inc.	135,100	1,436,113
Patria Investments Ltd.	403,472	5,951,212
Petershill Partners PLC (c)	674,000	1,224,097
State Street Corp.	288,000	19,589,760
T. Rowe Price Group, Inc. (b)	140,100	15,013,116
Virtus Investment Partners, Inc.	30,700	5,856,946
		278,085,374
Financial Exchanges & Data - 30.0%
Cboe Global Markets, Inc.	84,938	11,247,490
CME Group, Inc.	127,600	22,808,500
Coinbase Global, Inc. (a)(b)	91,900	5,716,180
FactSet Research Systems, Inc.	2,800	1,077,692
Intercontinental Exchange, Inc.	358,300	37,961,885
MarketAxess Holdings, Inc.	22,300	6,074,743
Moody's Corp.	69,400	21,991,472
MSCI, Inc.	50,400	23,714,712
NASDAQ, Inc.	436,100	24,138,135
Open Lending Corp. (a)	189,100	1,917,474
S&P Global, Inc.	113,300	41,629,819
Tradeweb Markets, Inc. Class A	84,000	5,623,800
		203,901,902
Investment Banking & Brokerage - 25.1%
BGC Partners, Inc. Class A	364,000	1,481,480
Charles Schwab Corp.	577,061	30,405,344
Goldman Sachs Group, Inc.	76,500	24,778,350
Interactive Brokers Group, Inc.	90,500	6,989,315
Jefferies Financial Group, Inc.	40,500	1,217,835
LPL Financial	151,000	29,411,780
Moelis & Co. Class A (b)	75,000	2,840,250
Morgan Stanley	454,216	37,136,700
Piper Jaffray Companies	4,400	560,428
PJT Partners, Inc. (b)	139,112	9,376,149
Raymond James Financial, Inc.	211,000	19,063,850
Robinhood Markets, Inc. (a)(b)	319,400	2,849,048
Virtu Financial, Inc. Class A	263,000	4,626,170
		170,736,699
TOTAL CAPITAL MARKETS		652,723,975
Financial Services - 3.3%
Diversified Financial Services - 3.1%
Apollo Global Management, Inc.	312,300	20,877,255
Transaction & Payment Processing Services - 0.2%
PayPal Holdings, Inc. (a)	21,400	1,326,586
TOTAL FINANCIAL SERVICES		22,203,841
TOTAL COMMON STOCKS (Cost $538,332,446)		677,993,186

Money Market Funds - 6.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (d)	746	747
Fidelity Securities Lending Cash Central Fund 5.14% (d)(e)	41,486,765	41,490,914
TOTAL MONEY MARKET FUNDS (Cost $41,491,661)		41,491,661

TOTAL INVESTMENT IN SECURITIES - 105.9% (Cost $579,824,107)	719,484,847
NET OTHER ASSETS (LIABILITIES) - (5.9)%	(39,866,443)
NET ASSETS - 100.0%	679,618,404

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,224,097 or 0.2% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	16,326,467	26,989,931	43,315,651	63,328	-	-	747	0.0%
Fidelity Securities Lending Cash Central Fund 5.14%	38,919,225	144,855,618	142,283,929	36,901	-	-	41,490,914	0.1%
Total	55,245,692	171,845,549	185,599,580	100,229	-	-	41,491,661

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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